OPERATING SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2022
OPERATING SEGMENTS
Schedule of revenue and expenses between operating segments

	2020
						Total	Adjustment and	Total
	Mobile	Consumer	Enterprise	WIB	Others	segment	elimination	consolidated
Segment results
Revenues
External revenues	83,720	20,957	17,729	13,501	219	136,126	321	136,447
Inter-segment revenues	3,297	1,148	18,591	16,139	1,550	40,725	(40,725)	—
Total segment revenues	87,017	22,105	36,320	29,640	1,769	176,851	(40,404)	136,447

Segment results	32,966	4,561	(544)	6,497	107	43,587	(4,440)	39,147
Other information
Capital expenditures	(9,520)	(9,770)	(5,178)	(4,587)	(12)	(29,067)	(212)	(29,279)
Depreciation and amortization	(19,715)	(3,990)	(3,276)	(5,069)	(25)	(32,075)	3,150	(28,925)
Provision recognized in current year	(83)	(511)	(1,390)	(267)	(8)	(2,259)	(85)	(2,344)

	2021
						Total	Adjustment and	Total
	Mobile	Consumer	Enterprise	WIB	Others	segment	elimination	consolidated
Segment results
Revenues
External revenues	84,267	24,930	19,141	14,255	205	142,798	412	143,210
Inter-segment revenues	3,097	187	22,395	18,072	2,395	46,146	(46,146)	—
Total segment revenues	87,364	25,117	41,536	32,327	2,600	188,944	(45,734)	143,210
Segment results	34,435	5,894	(307)	9,192	199	49,413	(5,674)	43,739
Other information
Capital expenditures	(10,548)	(10,444)	(4,514)	(4,756)	(13)	(30,275)	(46)	(30,321)
Depreciation and amortization	(20,333)	(6,566)	(3,909)	(4,702)	(20)	(35,530)	3,816	(31,714)
Provision recognized in current year	(99)	(285)	(13)	5	(33)	(425)	(49)	(474)

	2022
						Total	Adjustment and	Total
	Mobile	Consumer	Enterprise	WIB	Others	segment	elimination	consolidated
Segment result
Revenues
External revenues	85,493	26,354	19,161	15,442	239	146,689	617	147,306
Inter-segment revenues	3,344	195	24,646	19,658	2,486	50,329	(50,329)	—
Total segment revenues	88,837	26,549	43,807	35,100	2,725	197,018	(49,712)	147,306
Segment results	26,122	7,579	831	8,925	(1,063)	42,394	(5,964)	36,430
Other information
Capital expenditures	(12,343)	(9,038)	(5,983)	(6,612)	(5)	(33,981)	(165)	(34,146)
Depreciation and amortization	(21,028)	(6,738)	(3,999)	(5,805)	(19)	(37,589)	4,460	(33,129)
Provision recognized in current year	(128)	(434)	(45)	34	(5)	(578)	11	(567)

Schedule of revenue reconciliation

	2020	2021	2022
Total segment revenues	176,851	188,944	197,018
Revenue from other non-operating segments	336	412	617
Inter-segment elimination	(40,725)	(46,146)	(50,329)
IFRS reconciliation	(15)	—	—
Consolidated revenues	136,447	143,210	147,306

Schedule of segment result reconciliation

	2020	2021	2022
Total segment results	43,587	49,413	42,394
Loss from other non-operating segments	(627)	(1,237)	(1,772)
Adjustment and inter-segment elimination	545	(613)	(1,041)
Finance income	799	558	878
Finance cost	(4,520)	(4,365)	(4,033)
Share of loss of long-term investment in associates	(246)	(78)	(87)
Impairment of long-term investments in associates	(763)	—	—
IFRS reconciliation	372	61	91
Consolidated profit before income tax	39,147	43,739	36,430

c.	Capital expenditure reconciliation

Schedule of capital expenditure reconciliation

	2020	2021	2022
Total segment capital expenditure	(29,067)	(30,275)	(33,981)
Capital expenditure from other non-operating segments	(369)	(66)	(175)
IFRS reconciliation	157	20	10
Consolidated capital expenditure	(29,279)	(30,321)	(34,146)

d.	Depreciation and amortization reconciliation

Schedule of depreciation and amortization reconciliation

	2020	2021	2022
Total segment depreciation and amortization	(32,075)	(35,530)	(37,589)
Depreciation and amortization from other non-operating segments	(259)	(280)	(263)
Adjustment and inter-segment elimination	3,442	3,994	4,597
IFRS reconciliation	(33)	102	126
Consolidated depreciation and amortization	(28,925)	(31,714)	(33,129)

e.	Provision recognized in current year

Schedule of provision recognized in current year

	2020	2021	2022
Total segment provision	(2,259)	(425)	(578)
Provision recognized from other non-operating segments	(6)	(3)	(7)
Adjustment and inter-segment elimination	(97)	(46)	18
IFRS reconciliation	18	—	—
Consolidated provision recognized in current year	(2,344)	(474)	(567)

Schedule of revenues information based on the location of the customers

	2020	2021	2022
External revenues
Indonesia	130,082	136,482	139,983
Foreign countries	6,365	6,728	7,323
Total	136,447	143,210	147,306

Schedule of non-current operating assets by geographic area

	2021	2022
Non-current operating assets
Indonesia	168,002	176,586
Foreign countries	2,709	3,207
Total	170,711	179,793